Share-Based Compensation - Restricted Share Units (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Units Outstanding
Beginning balance (shares) | shares	0
Granted (shares) | shares	4,227,759
Vested (shares) | shares	(939,502)
Forfeited (shares) | shares	0
Ending balance (shares) | shares	3,288,257
Weighted Average Fair Value Per Unit
Beginning balance (usd per share) | $ / shares	$ 0
Granted (usd per share) | $ / shares	11.38
Vested (usd per share) | $ / shares	11.38
Forfeited (usd per share) | $ / shares	0
Ending balance (usd per share) | $ / shares	$ 11.38